Supplemental Cash flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
(Increase) decrease in current assets
Accounts receivable	$ 6,076	$ (3,254)
Prepaids and other	97	(3,044)
Product inventory	905	5,789
Increase (decrease) in current liabilities
Increase (decrease) in accounts payable and accrued liabilities	(1,975)	4,367
Other long-term liabilities	807	0
Change in non-cash working capital	5,910	3,858
Investing Activities
Prepaids and other	(4)	0
Accounts payable and accrued liabilities	255	(1,587)
Increase (Decrease) In Working Capital, Investing Activities	(251)	1,587
Financing Activities
Accounts payable and accrued liabilities	(3)	0
Changes in non-cash working capital	$ (3)	$ 0